Shareholder Report, Holdings (Details)	May 31, 2026
C000142876 | Oceaneering International, Inc., 6, 2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Scotts Miracle-Gro Company (The), 5.25, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Under Armour, Inc., 3.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Beazer Homes USA, Inc., 5.875, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Wintrust Financial Corporation, 4.85, 2029-06-06
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Elanco Animal Health, Inc., 6.4, 2028-08-28
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142876 | Churchill Downs, Inc., 4.75, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142876 | Vail Resorts, Inc., 5.625, 2030-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142876 | EPR Properties, 4.95, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142876 | ACCO Brands Corporation, 4.25, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142876 | Consumer Discretionary974637AF7
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142876 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	82.70%
C000142876 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142876 | Financials062540307
Holdings [Line Items]
Percent of Total Investments	13.20%
C000142876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000142876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000142876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000125620 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125620 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125620 | 677864100 | Oil-Dri Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125620 | 81617J301 | Select Water Solutions, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125620 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125620 | 296056104 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125620 | 668074305 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | 066849100 | Bar Harbor Bankshares
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125620 | 961765104 | Westwood Holdings Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125620 | 361448103 | GATX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125620 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125620 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000125620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000125620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000125620 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	95.20%
C000125620 | Consumer Discretionary392709200
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000125620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000125617 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125617 | 296056104 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125617 | 533535100 | Lincoln Educational Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125617 | 535219109 | Lindblad Expeditions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125617 | 392709101 | Green Brick Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125617 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125617 | 74727K102 | QEP Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125617 | 068463108 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125617 | 53635B107 | Liquidity Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125617 | 911922102 | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000125617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000125617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000125617 | TechnologyG4690M101
Holdings [Line Items]
Percent of Total Investments	98.10%
C000106068 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106068 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106068 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106068 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106068 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106068 | Madison Square Garden Entertainment Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106068 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106068 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106068 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106068 | Consumer Discretionary974637AF7
Holdings [Line Items]
Percent of Total Investments	1.60%
C000106068 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	17.50%
C000106068 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106068 | Financials062540307
Holdings [Line Items]
Percent of Total Investments	5.00%
C000106068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000106068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000106068 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106068 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000106068 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106068 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	71.20%
C000106068 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	3.40%
C000106068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106067 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106067 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106067 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106067 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106067 | Madison Square Garden Entertainment Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106067 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106067 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000106067 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106067 | Consumer Discretionary974637AF7
Holdings [Line Items]
Percent of Total Investments	1.60%
C000106067 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	17.50%
C000106067 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000106067 | Financials062540307
Holdings [Line Items]
Percent of Total Investments	5.00%
C000106067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000106067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000106067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000106067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106067 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	71.20%
C000106067 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	3.40%
C000106067 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241411 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241411 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241411 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241411 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241411 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241411 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241411 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241411 | 97717P104 | WisdomTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241411 | 92242T101 | V2X, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241411 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000241411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241411 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241411 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000241411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241411 | Consumer Discretionary01861F102
Holdings [Line Items]
Percent of Total Investments	92.60%
C000241410 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241410 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241410 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241410 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241410 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241410 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241410 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241410 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241410 | 97717P104 | WisdomTree, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241410 | 92242T101 | V2X, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241410 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241410 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000241410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241410 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000241410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241410 | Consumer Discretionary01861F102
Holdings [Line Items]
Percent of Total Investments	92.60%